MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
	December 31,
	2022	2023
Level 2 securities:
U.S government and agency bonds	1,494	2,583
Other foreign government bonds	-	1,946
Corporate bonds*	7,184	15,942
Total	8,678	20,471

Schedule of Changes in Fair Value of Marketable Securities
	December 31,
	2022	2023
Balance at beginning of the year	$1,709	$8,678
Additions	10,006	23,164
Sale or maturity	(2,918)	(11,807)
Changes in fair value during the year	(119)	436
Balance at end of the year	$8,678	$20,471

Schedule of Debt Securities
Market value
December 31,
2023
Due within one year	16,127
Between 1-2 years	4,344